Revenue	12 Months Ended
Dec. 31, 2023
Revenue from Contract with Customer [Abstract]
Revenue from Contract with Customer [Text Block]	Revenue
Disaggregation of Revenue
Revenues from our Fuel Distribution segment are derived from the sale of fuel, non-fuel and lease income. Fuel sales consist primarily of the sale of motor fuel under supply agreements with third-party customers and affiliates. Fuel supply contracts with our customers generally provide that we distribute motor fuel at a price based on a formula which includes published rates, volume-based profit margin and other terms specific to the agreement. The customer is invoiced the agreed-upon price with most payment terms ranging less than 30 days. If the consideration promised in a contract includes a variable amount, the Partnership estimates the variable consideration amount and factors in such estimate to determine the transaction price under the expected value method. Revenue is recognized under the motor fuel contracts at the point in time the customer takes control of the fuel. At the time control is transferred to the customer the sale is considered final, because the agreements do not grant customers the right to return motor fuel. To determine when control transfers to the customer, the shipping terms of the contract are assessed as a primary indicator of the transfer of control. For free on board ("FOB") shipping point terms, revenue is recognized at the time of shipment. The performance obligation with respect to the sale of goods is satisfied at the time of shipment since the customer gains control at this time under the terms. Shipping and/or handling costs that occur before the customer obtains control of the goods are deemed to be fulfillment activities and are accounted for as fulfillment costs. Once the goods are shipped, the Partnership is precluded from redirecting the shipment to another customer and revenue is recognized. Non-fuel revenue includes merchandise revenue that comprises the in-store merchandise and food service sales at company-operated retail stores and other revenue such as credit card processing, car washes, lottery and other services. Lease revenue is derived from leasing arrangements for which we are the lessor and recognized ratably over the term of the underlying lease.
Revenues from our Terminals segment include fees for tank storage agreements, under which a customer agrees to pay for a certain amount of storage in a tank over a period of time and throughput agreements, under which a customer pays a fee per barrel for volumes moving through our terminals. Our terminals also provide blending, additive injections, handling and filtering services for which we charge additional fees.
The following table depicts the disaggregation of revenue:

	Year Ended December 31,
	2023	2022	2021
Fuel	$22,520	$25,209	$17,139
Non-fuel	284	277	260
Lease income	151	143	138
Terminal throughput	61	49	35
Other	52	51	24
Total revenues	$23,068	$25,729	$17,596
Contract Balances with Customers
The Partnership satisfies its performance obligations by transferring goods or services in exchange for consideration from customers. The timing of performance may differ from the timing the associated consideration is paid to or received from the customer, thus resulting in the recognition of a contract asset or a contract liability.
The Partnership recognizes a contract asset when making upfront consideration payments to certain customers. The upfront considerations represent a pre-paid incentive, as these payments are not made for distinct goods or services provided by the customer. The pre-payment incentives are recognized as a contract asset upon payment and amortized as a reduction of revenue over the term of the specific agreement.
The Partnership recognizes a contract liability if the customer’s payment of consideration precedes the Partnership’s fulfillment of the performance obligations. We maintain some franchise agreements requiring dealers to make one-time upfront payments for long-term license agreements. The Partnership recognizes a contract liability when the upfront payment is received and recognizes revenue over the term of the license.
The balances of the Partnership’s contract assets and contract liabilities as of December 31, 2023 and 2022 were as follows:

	December 31, 2023	December 31, 2022	Increase/ (Decrease)
Contract assets	$256	$200	$56
Accounts receivable from contracts with customers	809	834	(25)
Contract liabilities	—	—	—
Performance Obligations
At contract inception, the Partnership assesses the goods and services promised in its contracts with customers and identifies a performance obligation for each promise to transfer a good or service (or bundle of goods or services) that is distinct. To identify the performance obligations, the Partnership considers all the goods or services promised in the contract, whether explicitly stated or implied based on customary business practices. For a contract that has more than one performance obligation, the Partnership allocates the total contract consideration to each distinct performance obligation on a relative standalone selling price basis. Revenue is recognized when (or as) the performance obligations are satisfied, that is, when the customer obtains control of the good or the service is provided.
The Partnership distributes fuel under long-term contracts to branded distributors, branded and unbranded third-party dealers and branded and unbranded retail fuel outlets. Sunoco-branded supply contracts with distributors generally have both time and volume commitments that establish contract duration. These contracts have an initial term of approximately ten years, with an estimated, volume-weighted term remaining of approximately five years.
The Partnership is party to a 15-year take-or-pay fuel supply agreement with 7-Eleven, Inc. and SEI Fuel Services, Inc. (collectively, the “Distributor”) in which the Distributor is required to purchase a volume of fuel that provides the Partnership a minimum amount of gross profit annually. We expect to recognize this revenue in accordance with the contract as we transfer control of the product to the customer. However, in case of an annual shortfall we will recognize the amount payable by the Distributor at the sooner of the time at which the Distributor makes up the shortfall or becomes contractually or operationally unable to do so. The transaction price of the contract is variable in nature, fluctuating based on market conditions. The Partnership has elected to take the practical expedient not to estimate the amount of variable consideration allocated to wholly unsatisfied performance obligations. 7-Eleven, Inc. accounts for approximately 20% of both total revenues and motor fuel gallons sold.
In some contractual arrangements, the Partnership grants dealers a franchise license to operate the Partnership’s retail stores over the life of a franchise agreement. In return for the grant of the retail store license, the dealer makes a one-time nonrefundable franchise fee payment to the Partnership plus sales based royalties payable to the Partnership at a contractual rate during the period of the franchise agreement. Under the requirements of ASC Topic 606, the franchise license is deemed to be a symbolic license for which recognition of revenue over time is the most appropriate measure of progress toward complete satisfaction of the performance obligation. Revenue from this symbolic license is recognized evenly over the life of the franchise agreement.
Costs to Obtain or Fulfill a Contract
The Partnership recognizes an asset from the costs incurred to obtain a contract (e.g. sales commissions) only if it expects to recover those costs. On the other hand, the costs to fulfill a contract are capitalized if the costs are specifically identifiable to a contract, would result in enhancing resources that will be used in satisfying performance obligations in the future, and are expected to be recovered. These capitalized costs are recorded as a part of other current assets and other non-current assets on our consolidated balance sheets and are amortized as a reduction of revenue on a systematic basis consistent with the pattern of transfer of the goods or services to which such costs relate. The amount of amortization on these capitalized costs that the Partnership recognized in the years ended December 31, 2023, 2022 and 2021 was $29 million, $22 million and $21 million, respectively. The Partnership has also made a policy election of expensing the costs to obtain a contract, as and when they are incurred, in cases where the expected amortization period is one year or less.
Practical Expedients Selected by the Partnership
The Partnership elected the following practical expedients in accordance with ASC 606:
•Significant financing component - The Partnership elected not to adjust the promised amount of consideration for the effects of a significant financing component if the Partnership expects at contract inception that the period between the transfer of a promised good or service to a customer and when the customer pays for that good or service will be one year or less.
•Incremental costs of obtaining a contract - The Partnership elected to expense the incremental costs of obtaining a contract when the amortization period for such contracts would have been one year or less.
•Shipping and handling costs - The Partnership elected to account for shipping and handling activities that occur after the customer has obtained control of a good as fulfillment activities (i.e., an expense) rather than as a promised service.
•Measurement of transaction price - The Partnership has elected to exclude from the measurement of transaction price all taxes assessed by a governmental authority that are both imposed on and concurrent with a specific revenue-producing transaction and collected by the Partnership from a customer (i.e., sales tax, value added tax, etc.).
•Variable consideration of wholly unsatisfied performance obligations - The Partnership has elected to exclude the estimate of variable consideration to the allocation of wholly unsatisfied performance obligations.